Columbia Emerging Markets Bond Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.6%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,000,000	1,472,539
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	351,919
Macau 0.7%
Sands China Ltd.(c)
06/18/2030	4.375%	2,100,000	1,964,693
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	266,000	289,476
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,004,830
Saudi Arabia 1.6%
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	1,935,000	1,941,618
02/23/2038	6.129%	1,100,000	1,124,352
08/23/2042	6.103%	1,162,000	1,166,323
Total			4,232,293
South Africa 1.5%
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	1,908,000	1,929,443
Sasol Financing USA LLC
03/18/2031	5.500%	2,477,000	2,126,439
Total			4,055,882
South Korea 1.0%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,286,000	1,214,661
SK Hynix Inc(a)
01/17/2026	6.250%	1,500,000	1,520,037
Total			2,734,698
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	511,470
HTA Group Ltd.(a)
06/04/2029	7.500%	1,468,000	1,494,969
Total			2,006,439
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.8%
Sisecam UK PLC(a)
05/02/2032	8.625%	2,050,000	2,066,374
United Arab Emirates 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,475,708
09/30/2040	2.940%	2,398,707	1,944,906
Total			3,420,614
Zambia 0.5%
Zambia Government International Bond(a),(c)
06/30/2033	5.750%	593,001	524,761
Zambia Government International Bond(a),(d)
12/31/2053	0.500%	1,543,355	877,427
Total			1,402,188
Total Corporate Bonds & Notes (Cost $27,029,758)			25,001,945

Foreign Government Obligations(e),(f) 84.2%

Angola 0.5%
Angolan Government International Bond(a)
05/08/2048	9.375%	1,700,000	1,420,497
Argentina 3.3%
Argentine Republic Government International Bond(c)
07/09/2035	4.125%	13,150,000	8,328,192
07/09/2046	4.125%	610,000	386,787
Total			8,714,979
Bahrain 1.8%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,255,395
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,511,032
Total			4,766,427
Brazil 1.3%
Brazilian Government International Bond
01/22/2032	6.125%	1,436,000	1,436,380
01/27/2045	5.000%	1,000,000	785,399
02/21/2047	5.625%	767,000	645,952
05/13/2054	7.125%	593,000	588,365
Total			3,456,096

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 3.0%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,105,785
Corp Nacional del Cobre de Chile(a)
02/05/2049	4.375%		834,000	650,734
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%		4,083,000	4,134,751
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		1,500,000	1,556,078
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		613,000	621,205
Total				8,068,553
Colombia 6.8%
Colombia Government International Bond
01/30/2030	3.000%		8,426,000	7,087,994
04/15/2031	3.125%		4,768,000	3,855,155
04/22/2032	3.250%		1,652,000	1,296,008
11/14/2035	8.000%		418,000	431,837
11/07/2036	7.750%		1,351,000	1,358,054
09/18/2037	7.375%		2,800,000	2,743,565
Ecopetrol SA
01/19/2036	8.375%		1,366,000	1,340,646
Total				18,113,259
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		515,000	546,241
Dominican Republic 1.9%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,316,472
09/23/2032	4.875%		1,288,000	1,181,736
04/30/2044	7.450%		700,000	766,119
06/05/2049	6.400%		800,000	786,107
Total				5,050,434
Ecuador 0.9%
Ecuador Government International Bond(a),(c)
07/31/2030	6.900%		2,500,000	1,688,342
07/31/2040	5.000%		1,635,182	821,455
Total				2,509,797
Egypt 2.6%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,594,056
05/29/2032	7.625%		1,412,000	1,267,507
09/30/2033	7.300%		3,600,000	3,091,918
02/21/2048	7.903%		1,252,000	953,759
Total				6,907,240
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ethiopia 0.3%
Ethiopia International Bond(a)
12/11/2024	6.625%		1,168,000	926,912
Ghana 0.9%
Ghana Government International Bond(a),(c)
07/03/2035	5.000%		3,450,000	2,449,500
Guatemala 0.7%
Guatemala Government Bond(a)
08/06/2031	6.050%		886,000	880,892
10/07/2033	3.700%		792,000	655,139
06/01/2050	6.125%		357,000	326,951
Total				1,862,982
Hungary 1.3%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,885,000	2,313,417
09/21/2051	3.125%		1,700,000	1,050,653
Total				3,364,070
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,846,371
Indonesia 5.9%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		700,000	676,194
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,701,507
10/30/2049	3.700%		2,000,000	1,557,284
03/31/2052	4.300%		555,000	473,816
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,097,359
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,127,978
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		2,900,000	2,132,427
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,300,000	1,946,072
Total				15,712,637
Ivory Coast 1.0%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	2,700,000	2,691,931
Jordan 0.4%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,197,000	1,112,670
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		3,287,000	3,240,754
04/19/2047	5.750%		3,400,000	3,036,464
Total				6,277,218
Malaysia 0.7%
Malaysia Wakala Sukuk Bhd(a)
04/28/2051	3.075%		2,700,000	2,008,629
Mexico 8.5%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,200,000	2,637,552
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	2,900,237
Mexico Government International Bond
04/16/2030	3.250%		7,000,000	6,231,886
01/15/2047	4.350%		1,800,000	1,337,925
02/10/2048	4.600%		1,600,000	1,217,319
05/07/2054	6.400%		2,220,000	2,094,894
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	1,923,617
01/28/2031	5.950%		391,000	336,627
01/23/2045	6.375%		1,809,000	1,267,711
02/12/2048	6.350%		1,400,000	966,237
01/23/2050	7.690%		2,264,000	1,774,339
Total				22,688,344
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	359,150
Morocco 0.6%
OCP SA(a)
06/23/2051	5.125%		2,000,000	1,534,813
Nigeria 1.7%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,100,000	999,909
09/28/2033	7.375%		1,945,000	1,643,695
11/28/2047	7.625%		2,400,000	1,822,783
Total				4,466,387
Oman 1.4%
Oman Government International Bond(a)
10/28/2027	6.750%		1,339,000	1,388,459
01/17/2048	6.750%		2,362,000	2,474,394
Total				3,862,853
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pakistan 0.8%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	412,266
12/05/2027	6.875%	1,000,000	898,001
04/08/2031	7.375%	1,078,000	901,726
Total			2,211,993
Panama 3.2%
Panama Government International Bond
03/16/2025	3.750%	900,000	893,253
03/01/2031	7.500%	1,026,000	1,082,855
09/29/2032	2.252%	2,200,000	1,623,577
01/19/2033	3.298%	2,186,000	1,741,665
02/14/2035	6.400%	919,000	884,602
01/31/2036	6.875%	1,304,000	1,297,903
01/19/2063	4.500%	1,583,000	1,022,273
Total			8,546,128
Paraguay 2.0%
Paraguay Government International Bond(a)
06/28/2033	3.849%	920,000	820,629
08/11/2044	6.100%	3,700,000	3,659,888
03/30/2050	5.400%	925,000	823,157
Total			5,303,674
Peru 2.4%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,353,609
11/18/2050	5.625%	3,099,000	3,048,252
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,500,000	974,872
Total			6,376,733
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	3,818,000	2,780,097
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,329,029
09/18/2034	5.125%	2,551,000	2,533,760
03/18/2054	5.500%	1,100,000	1,067,961
Total			4,930,750
Qatar 3.2%
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	701,374
03/14/2029	4.000%	7,483,000	7,365,824
04/23/2048	5.103%	600,000	590,138
Total			8,657,336

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 1.4%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,159,062
02/14/2051	4.000%	2,400,000	1,597,538
Total			3,756,600
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(g)
02/25/2030	3.250%	1,383,000	704,789
Saudi Arabia 4.0%
Gaci First Investment Co.(a)
02/14/2035	4.875%	700,000	676,508
02/14/2053	5.125%	490,000	430,146
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,286,515
Saudi Government International Bond(a)
10/22/2030	3.250%	1,550,000	1,421,639
01/21/2055	3.750%	5,300,000	3,773,898
01/21/2055	3.750%	1,300,000	925,673
02/02/2061	3.450%	3,500,000	2,285,599
Total			10,799,978
Senegal 0.6%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,878,000	1,578,667
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%	965,000	793,998
South Africa 1.5%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,297,395
Republic of South Africa Government International Bond
09/30/2049	5.750%	934,000	735,664
04/20/2052	7.300%	1,000,000	947,381
Total			3,980,440
Sri Lanka 0.7%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%	500,000	340,822
03/14/2029	0.000%	1,000,000	677,500
03/28/2030	0.000%	1,300,000	875,928
Total			1,894,250
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 6.2%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,331,704
03/25/2027	6.000%	2,000,000	2,021,143
02/17/2028	5.125%	4,900,000	4,803,712
03/14/2029	9.375%	800,000	894,099
04/26/2029	7.625%	2,400,000	2,523,918
05/30/2040	6.750%	760,000	711,697
Turkiye Government International Bond
03/13/2030	5.250%	1,723,000	1,636,250
05/15/2034	7.625%	2,629,000	2,736,351
Total			16,658,874
Ukraine 1.5%
Ukraine Government International Bond(a),(h)
02/01/2030	0.000%	206,867	105,275
02/01/2034	0.000%	773,031	305,734
02/01/2035	0.000%	1,204,072	702,738
02/01/2036	0.000%	544,388	315,606
Ukraine Government International Bond(a),(c)
02/01/2034	1.750%	1,207,380	629,878
02/01/2035	1.750%	1,069,263	548,924
02/01/2036	1.750%	978,406	494,084
Ukraine Government International Bond(a),(b)
08/01/2041	7.750%	1,200,000	907,481
Total			4,009,720
United Arab Emirates 3.7%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	551,000	385,372
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,560,044
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,500,000	1,490,590
DP World Ltd.(a)
09/25/2048	5.625%	1,000,000	962,547
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,964,001
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,334,759
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	193,544
Total			9,890,857
Venezuela 0.8%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	22,627,059	2,062,440
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	1,613,800	214,248
Total			2,276,688
Total Foreign Government Obligations (Cost $246,185,379)			225,869,562

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(i),(j)	11,171,292	11,169,058
Total Money Market Funds (Cost $11,168,556)		11,169,058
Total Investments in Securities (Cost $284,383,693)		262,040,565
Other Assets & Liabilities, Net		6,170,809
Net Assets		$268,211,374
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
97,979,057 MXN	4,918,481 USD	HSBC	12/17/2024	102,236	—
49,638,685,212 IDR	3,137,321 USD	HSBC	01/10/2025	9,984	—
6,665,337 EUR	7,202,983 USD	UBS	12/17/2024	154,847	—
Total				267,067	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $144,997,273, which represents 54.06% of total net assets.

(b)	Represents a security in default.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at November 30, 2024.

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	13,545,110	23,877,602	(26,253,701)	47	11,169,058	476	188,084	11,171,292
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT141_08_R01_(01/25)